Stock Options and Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options and Stock Based Compensation [Text Block]
11.  Stock Options and Stock-based Compensation

In 2002, the Board adopted the 2002 Equity Incentive Plan (the “2002 Plan”) that governed equity awards to employees, directors and consultants of the Company. Under the 2002 Plan, 450,000 shares of common stock were reserved for issuance. From 2006 through 2012, the 2002 Plan was amended several times to increase the total number of shares authorized under the 2002 Plan to 4,150,000 shares. During the first quarter 2013, the Board adopted the 2013 Equity Incentive Plan (the “2013 Plan”) and together with the 2002 Plan (the “Plans”) governs the equity awards to employees, directors and consultants of the Company. Under the 2013 Plan, an additional 5,000,000 shares of common stock has been reserved for issuance. On June 18, 2013, the 2013 Plan was approved by holders of a majority of the issued and outstanding shares of common stock of the Company.

The types of awards permitted under the Plans include qualified incentive stock options (ISO), non-qualified stock options (NQO), and restricted stock. Each option shall be exercisable at such times and subject to such terms and conditions as the Board may specify. Stock options generally vest over four years and expire no later than ten years from the date of grant. A summary of stock option activity is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2013	5,082,750	$1.11	7.02
Granted	2,404,500	$0.55
Exercised	(25,000)	$0.55
Cancelled or expired	(305,000)	$1.27
Outstanding at September 30, 2014	7,157,250	$0.92	6.98

Exercisable at December 31, 2013	4,005,583	$1.20	6.52
Exercisable at September 30, 2014	4,474,032	$1.13	6.12

The following table summarizes information about stock options at September 30, 2014:

Options Outstanding				Options Exercisable
Exercise Price	Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Exercisable	Weighted Average Exercise Price
$0.50	159,000			127,438
$0.55	3,997,500			1,402,282
$0.80	320,000			320,000
$1.25	310,000			310,000
$1.50	2,156,000			2,099,562
$2.00	214,750			214,750
$0.50 - $2.00	7,157,250	6.98	$0.92	4,474,032	$1.13

At September 30, 2014 and December 31, 2013, the total aggregate intrinsic value for options currently exercisable and options outstanding was $0. These values represent the total pre-tax intrinsic value based on the estimated fair value of the Company’s stock price of $0.50 as of September 30, 2014 and December 31, 2013. In 2014, 25,000 options were exercised whereas no options were exercised in 2013.

The following table summarizes the activity of the Company’s stock options that have not vested:

	Shares	Weighted Average Grant-date Fair Value
Nonvested at December 31, 2013	1,077,167	$0.467
Granted	2,105,843	$0.207
Forfeited	(156,250)	$0.826
Vested	(343,542)	$0.676
Nonvested at September 30, 2014	2,683,218	$0.266

The fair value of non-vested options to be recognized in future periods is $558,050, which is expected to be recognized over a weighted average period of 2.1 years. The total fair value of options vested during the nine months ended September 30, 2014 was $237,294 compared to $238,495 for the nine months ended September 30, 2013. Stock-based compensation expense is as follows:

	Nine Months Ended
	September 30, 2014	September 30, 2013
Selling, general, and administrative expense	$210,618	$220,840
Research and development expense	26,676	17,655
Total stock-based compensation expense	$237,294	$238,495

The weighted average grant-date fair value of options granted during the nine months ended September 30, 2014 was $0.206 and for the nine months ended September 30, 2013 was $0.112 per option. The fair value of the option grants was estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Nine Months Ended
	September 30, 2014	September 30, 2013
Weighted average risk-free interest rate	1.91%	0.35%
Volatility factor	70.90%	24 - 73%
Weighted average expected life (in years)	7	7
Dividend rate	0.0%	0.0%

The Company utilizes a peer group to estimate its expected volatility assumptions used in the Black-Scholes option-pricing model. The Company completed an analysis and identified four similar companies considering their industry, stage of life cycle, size, and financial leverage. Given the Company’s limited history with stock options, the Company’s expected term is based on an average of the contractual term and the vesting period of the options (the SAB 110 “Simplified” method).

9. Stock Options and Stock-based Compensation

In 2002, the Board adopted the 2002 Equity Incentive Plan (“the 2002 Plan”) that governed equity awards to employees, directors and consultants of the Company. Under the Plan, 450,000 shares of common stock were reserved for issuance. From 2006 through 2012, the 2002 Plan was amended several times to increase the total number of shares authorized under the 2002 Plan to 4,150,000 shares. During the first quarter 2013, the Board adopted the 2013 Equity Incentive Plan (the “2013 Plan”) and together with the 2002 Plan (the “Plans”) governs the equity awards to employees, directors and consultants of the Company. Under the 2013 Plan, an additional 5,000,000 shares of common stock has been reserved for issuance. On June 18, 2013, the 2013 Plan was approved by holders of a majority of the issued and outstanding shares of common stock of the Company.

The types of awards permitted under the Plan include qualified incentive stock options (ISO) and non-qualified stock options (NQO), and restricted stock. Each option shall be exercisable at such times and subject to such terms and conditions as the Board may specify. Stock options generally vest over four years and expire no later than ten years from the date of grant.

A summary of stock option activity is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2011	4,046,750	$1.40	4.21
Granted	188,000	$1.89
Exercised	225,000	$1.42
Cancelled or expired	145,000	$1.50
Outstanding at December 31, 2012	3,864,750	$1.42	4.00
Granted	1,768,000	$0.55
Exercised	-	-
Cancelled or expired	550,000	$1.47
Outstanding at December 31, 2013	5,082,750	$1.11	7.02

Exercisable at December 31, 2012	2,992,417	$1.39	3.59
Exercisable at December 31, 2013	4,005,583	$1.20	6.52

The following table summarizes information about stock options at December 31, 2013:

	Options Outstanding			Options Exercisable
Exercise Price	Outstanding	Weighted Average Remaining contractual life (in years)	Weighted Average Exercise Price	Exercisable	Weighted Average Exercise Price
$0.50	159,000			108,875
$0.55	1,693,000			935,833
$0.80	320,000			320,000
$1.25	310,000			310,000
$1.50	2,386,000			2,134,875
$2.00	214,750			196,000
$0.50 - $2.00	5,082,750	6.52	$1.11	4,005,583	$1.20

At December 31, 2013, the total aggregate intrinsic value for options currently exercisable and options outstanding was $0. These values represent the total pre-tax intrinsic value based on the estimated fair value of the Company’s stock price of $0.50 as of December 31, 2013. During the year ended December 31, 2013, no shares were exercised, whereas 225,000 options were exercised during the year ended December 31, 2012.

The following table summarizes the activity of the Company’s stock options that have not vested for the year ended December 31, 2013:

	Shares	Weighted Average Grant-date Fair Value
Nonvested at December 31, 2011	1,527,896	$0.437
Granted	69,583	$0.561
Forfeited	145,000	$0.425
Vested	580,146	$0.467
Nonvested at December 31, 2012	872,333	$0.441
Granted	807,292	$0.219
Forfeited	550,000	$0.675
Vested	52,458	$0.894
Nonvested at December 31, 2013	1,077,167	$0.467

The fair value of non-vested options to be recognized in future periods is $374,413, which is expected to be recognized over a weighted average period of 2 years. The total fair value of options vested during the twelve months ended December 31, 2013 was $477,353.

Stock-based compensation expense is as follows:

	Year ended
	December 31, 2013	December 31, 2012
Selling, general, and administrative expense	$783,171	$268,618
Research and development expense	89,796	77,044
Total stock-based compensation expense	$872,967	$345,662

The weighted average grant-date fair value of options granted during the year ended December 31, 2013 was $0.219 and for the year ended December 31, 2012 was $0.554 per option.

The fair value of the option grants was estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year ended
	December 31, 2013	December 31, 2012
Risk-free interest rate	1.56%	1.15%
Volatility factor	73.56%	24.28-73.56%
Weighted average expected life (in years)	7	7
Dividend rate	0.0%	0.0%

Prior to becoming a public company, the Company used an index to calculate the expected volatility component of the fair value model. Subsequent to becoming a public company and due to a lack of trading history, the Company utilizes a peer group to estimate its expected volatility assumptions used in the Black-Scholes option-pricing model. The Company completed an analysis and identified four similar companies considering their industry, stage of life cycle, size, and financial leverage.

The Company based its estimate of expected stock price volatility on weekly price observations of the peer group companies identified by the Company. Given the Company’s limited history with stock options, the Company’s expected term is based on average of the contractual term and the vesting period of the options (the SAB 110 “Simplified” method).